Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited)	12 Months Ended
Dec. 31, 2015
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
(9) Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited)

Aggregate Capitalized Costs

  The aggregate amount of capitalized costs of oil, natural gas and NGL properties and related accumulated depreciation, depletion and amortization as of December 31, 2015 is as follows:

2015

Producing properties	$90,167,047
Non-producing	69,119,768
159,286,815
Accumulated depreciation, depletion and amortization	(391,624)
Net capitalized costs	$158,895,191

Costs Incurred

For the years ended December 31, the Partnership incurred the following costs in oil and natural gas producing activities:

2015

Property acquisition costs	$159,216,768
Development Costs	70,047
$159,286,815

Estimated Quantities of Proved Oil, NGL and Natural Gas Reserves

The following unaudited information regarding the Partnership’s oil, natural gas and NGL reserves is presented pursuant to the disclosure requirements promulgated by the SEC and the FASB.

Proved oil and natural gas reserves are those quantities of oil, natural gas and NGLs which, by analysis of geosciences and engineering data, can be estimated with reasonable certainty to be economically producible – from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. Existing economic conditions include prices and costs at which economic producibility from a reservoir is to be determined. The price shall be the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The project to extract the hydrocarbons must have commenced, or the operator must be reasonably certain that it will commence the project within a reasonable time. The area of the reservoir considered as proved includes: (i) the area identified by drilling and limited by fluid contacts, if any, and (ii) adjacent undrilled portions of the reservoir that can, with reasonable certainty, be judged to be continuous with it and to contain economically producible oil or natural gas on the basis of available geoscience and engineering data. In the absence of data on fluid contacts, proved quantities in a reservoir are limited by the lowest known hydrocarbons as seen in a well penetration unless geoscience, engineering or performance data and reliable technology establishes a lower contact with reasonable certainty. Where direct observation from well penetrations has defined a highest known oil elevation and the potential exists for an associated natural gas cap, proved oil reserves may be assigned in the structurally higher portions of the reservoir only if geoscience, engineering or performance data and reliable technology establish the higher contact with reasonable certainty. Reserves which can be produced economically through application of improved recovery techniques (including, but not limited to, fluid injection) are included in the proved classification when: (i) successful testing by a pilot project in an area of the reservoir with properties no more favorable than in the reservoir as a whole, the operation of an installed program in the reservoir or an analogous reservoir, or other evidence using reliable technology establishes the reasonable certainty of the engineering analysis on which the project or program was based; and (ii) the project has been approved for development by all necessary parties and entities, including governmental entities.

The independent consulting petroleum engineering firm of Pinnacle Energy of Oklahoma City, OK, prepared estimates of the Partnership’s oil, natural gas and NGL reserves as of December 31, 2015.

The Partnership’s net proved oil, NGL and natural gas reserves, all of which are located in the contiguous United States, as of December 31, 2015, have been estimated by the Partnership’s independent consulting petroleum engineering firm. Estimates of reserves were prepared by the use of appropriate geologic, petroleum engineering and evaluation principles and techniques that are in accordance with practices generally recognized by the petroleum industry as presented in the publication of the Society of Petroleum Engineers entitled “Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information (Revision as of February 19, 2007).” The method or combination of methods used in the analysis of each reservoir was tempered by experience with similar reservoirs, stage of development, quality and completeness of basic data and production history.

For depletion-type reservoirs or those whose performance disclosed a reliable decline in producing-rate trends or other diagnostic characteristics, reserves were estimated by the application of appropriate decline curves or other performance relationships. In the analyses of production-decline curves, reserves were estimated only to the limits of economic production or to the limit of the production licenses as appropriate.

Accordingly, these estimates should be expected to change, and such changes could be material and occur in the near term as future information becomes available.

Net quantities of proved, developed and undeveloped oil, NGL and natural gas reserves are summarized as follows:

	Proved Reserves
	Oil (Barrels)	NGL (Barrels)	Natural Gas (Mcf)	Total (BOE)

January 1, 2015	-	-	-	-
Acquisition	9,089,252	1,866,775	7,705,802	12,240,327
Extensions, discoveries and other additions	-	-	-	-
Production (December 18 - December 31)	(21,937)	(2,841)	(18,392)	(27,843)
December 31, 2015	9,067,315	1,863,934	7,687,410	12,212,484

In accordance with SEC Regulation S-X, Rule 4-10, as amended, the Partnership uses the 12-month average price calculated as the unweighted arithmetic average of the spot price on the first day of each month within the 12-month period prior to the end of the reporting period. The oil, natural gas and NGL prices used in computing the Partnership’s reserves as of December 31, 2015 were $50.28 per barrel, $2.59 per MMbtu, and $15.74 per barrel of NGL, before price differentials. Including the effect of price differential adjustments, the average realized prices used in computing the Partnership’s reserves as of December 31, 2015 were $41.74 per barrel of oil, $1.46 per MMbtu of natural gas and $9.77 per barrel of NGL.

	Proved Developed Reserves				Proved Undeveloped Reserves
	Oil (Barrels)	NGL (Barrels)	Natural Gas (Mcf)	Total (BOE)	Oil (Barrels)	NGL (Barrels)	Natural Gas (Mcf)	Total (BOE)

December 31, 2015	5,602,387	961,147	3,964,052	7,224,210	3,464,928	902,787	3,723,358	4,988,274

The following details the changes in proved undeveloped reserves for 2015 (BOE):

Beginning proved undeveloped reserves	-
Acquisition	4,988,274
December 31, 2015	4,988,274

We anticipate that all the Partnership’s current PUD locations will be drilled and converted to PDP within five years of the date they were added. However, PUD locations and associated reserves which are no longer projected to be drilled within five years from the date they were first booked as proved undeveloped reserves will be removed as revisions at the time that determination is made, and in the event that it subsequently appears that any such undrilled PUD locations would not be drilled by the end of such five-year period, then the Partnership would remove the reserves associated with those locations from the its proved reserves as revisions.

Standardized Measure of Discounted Future Net Cash Flows

Accounting standards prescribe guidelines for computing a standardized measure of future net cash flows and changes therein relating to estimated proved reserves. The Partnership has followed these guidelines, which are briefly discussed below.

Future cash inflows and future production and development costs are determined by applying the trailing unweighted 12-month arithmetic average of the first-day-of-the-month individual product prices and year-end costs to the estimated quantities of oil, natural gas and NGL to be produced. Actual future prices and costs may be materially higher or lower than the unweighted 12-month arithmetic average of the first-day-of-the-month individual product prices and year-end costs used. For each year, estimates are made of quantities of proved reserves and the future periods during which they are expected to be produced based on continuation of the economic conditions applied for such year.

The resulting future net cash flows are reduced to present value amounts by applying a 10% annual discount factor. The assumptions used to compute the standardized measure are those prescribed by the FASB and, as such, do not necessarily reflect the Partnership’s expectations of actual revenue to be derived from those reserves nor their present worth. The limitations inherent in the reserve quantity estimation process, as discussed previously, are equally applicable to the standardized measure computations since these estimates affect the valuation process.

2015

Future cash inflows	$407,928,626
Future production costs	(136,547,001)
Future development costs	(37,640,024)
Future net cash flows	233,741,601
10% annual discount	(134,551,759)
Standardized measure of discounted future net cash flows	$99,189,842

Changes in the standardized measure of discounted future net cash flows are as follows:

2015

Beginning of year	$-
Changes resulting from:
Acquisition of reserves	99,670,116
Sales of oil, natural gas and NGLs, net of production costs	(480,274)
Net change	99,189,842
End of year	$99,189,842